Common and preferred units (Tables)	9 Months Ended
Sep. 30, 2021
Common and preferred units
Schedule of movements in the number of common and preferred units

The following table shows the movements in the number of common units and preferred units from December 31, 2019 until September 30, 2021:

		Common	8,75%
	Common	Units	Series A
	Units	Höegh	Preferred
(in units)	Public	LNG	Units
December 31, 2019	18,028,786	15,257,498	6,625,590
September 4, 2020; Awards to non-employee directors as compensation for directors' fees	3,882	—	—
September 15, 2020; Awards to non-employee directors as compensation for directors' fees	7,764	—	—
October 23, 2020; Awards to non-employee directors as compensation for directors' fees	3,882	—	—
Phantom units issued to CEO/CFO during 2020	6,627	—	—
ATM program (from January 1, 2020 to December 31, 2020)	—	—	126,743
December 31, 2020	18,050,941	15,257,498	6,752,333
ATM program (from January 1, 2021 to September 30, 2021)	52,603	—	336,992
June 21, 2021; Awards to non-employee directors as compensation for directors' fees	7,176	—	—
July 12, 2021; Awards to non-employee directors as compensation for directors' fees	2,392	—	—
July 16, 2021; Awards to non-employee directors as compensation for directors' fees	2,392	—	—
September 30, 2021	18,115,504	15,257,498	7,089,325